Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Jun. 27, 2022
Document Information [Line Items]
Entity Registrant Name	REPLICEL LIFE SCIENCES INC.
Entity Central Index Key	0001205059
Document Period End Date	Dec. 31, 2021
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		42,749,565
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Entity File Number	000-50112
Entity Incorporation, State or Country Code	A1
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, Address Line One	Suite 900 - 570 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3P1
Contact Personnel Fax Number	(604) 248-8690
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	BDO Canada LLP
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	1227
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Lee Buckler,
City Area Code	604
Local Phone Number	248-8730
Entity Address, Address Line One	Suite 900 - 570 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3P1